Silent Partnerships (Tables)	12 Months Ended
Dec. 31, 2021
Silent Partnerships [Abstract]
Schedule of continuity of the company’s silent partnerships
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, January 1, 2020	$-	$-	$1,011,123	$407,802	$1,418,925
Issued during the year	341,740	57,071	-	-	398,811
Extinguished during the year	-	-	(99,527)	-	(99,527)
Discount	(92,774)	(18,238)	-	-	(111,012)
Accretion	19,596	1,478	29,204	9,544	59,822
Interest expense	-	-	-	-	-
Effects of currency translation	19,996	3,002	89,367	38,866	151,231
Balance, December 31, 2020	$288,558	$43,313	$1,030,167	$456,212	$1,818,250
Issued during the year	236,636	-	-	-	236,636
Extinguished during the year	-	-	-	-	-
Discount	-	-	(51,410)	-	(51,410)
Accretion	34,970	3,214	30,018	10,093	78,295
Interest expense	-	-	-	-	-
Effects of currency translation	(31,315)	(3,256)	(73,694)	(33,387)	(141,652)
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119